Pension Plans and Other Postretirement Benefits - Expected Future Benefit Payments (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans and Other Postretirement Benefits
Employer contributions	$ 46	$ 25	$ 22
Estimated future employer contributions in next fiscal year	21
2018	21
2019	14
2020	12
2021	23
2022	8
Thereafter	$ 31